Supplement to MainSail Prospectus
                         Supplement dated April 30, 2004
                         to Prospectus dated May 1, 1998


                   The disclosure set forth below replaces the
               information under the heading "Summary of Contract
                 Expenses" found in the prospectus and any prior
                                  supplements.
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                     SAFECO SEPARATE ACCOUNT C EXPENSE TABLE
===================================================================================================================================

OWNER TRANSACTION EXPENSES (See Note 2)
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
     No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
                   year 1.........7%                year 4..........4%                  year 7+.........0%
                   year 2.........6%                year 5..........3%
                   year 3.........5%                year 6..........2%

Withdrawal Charge
     No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal.

Transfer Charge
     No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE $30 per contract per contract year.

SEPARATE ACCOUNT ANNUAL EXPENSES                                 Mortality and Expense Risk Charge.....................  1.25%
(as a percentage of average account value)
                                                                 Asset Related Administration Charge...................  0.15%
                                                                                                                         -----

                                                                 Total Separate Account Annual Expenses................  1.40%
                                                                                                                         =====

PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
In some cases, the fund advisers or other parties agree to waive or reimburse all or a portion of the portfolio expenses. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have Fund Participation Agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's adviser or distributor that is not deducted from the portfolio's assets.


------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
              PORTFOLIO EXPENSES                   Management         Other      Total Annual    Contractual
                                                                                                                 Net Total Annual
                                                                                                                     Portfolio
                                                                                                                Operating Expenses
    (as a percentage of average net assets)                                                        Expense          (After any
                                                                                                  Waiver or      reimbursement and
                                                      Fees          Expenses       Expenses     Reimbursement   waiver agreements)
------------------------------------------------ ---------------- -------------- -------------- --------------- -------------------
Safeco RST Core Equity Portfolio                      0.74%           0.06%          0.80%            -                0.80%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Safeco RST Growth Opportunities Portfolio             0.74%           0.06%          0.80%            -                0.80%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Safeco RST Multi-Cap Core Portfolio                   0.74%           0.14%          0.88%            -                0.88%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Safeco RST Bond Portfolio                             0.74%           0.12%          0.86%            -                0.86%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Safeco RST Money Market Portfolio                     0.65%           0.19%          0.84%            -                0.84%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------


------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------


Federated High Income Bond Fund II - Primary          0.60%       0.40%(1)           1.00%      0.25%(2)              0.75%(2)
     Shares
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Federated Capital Income Fund II                     0.75%(3)     0.60%(4)           1.35%      0.33%(5)              1.02%(5)
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------


------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
ING VP Emerging Markets Fund                          0.85%          1.73%(6)        2.58%      0.08%(7)               2.50%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
ING VP Natural Resources Trust                        1.00%          0.61%(6)        1.61%            -                1.61%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------

------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
American Century VP Balanced                          0.90%           0.00%          0.90%            -                0.90%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
American Century VP International                     1.30%           0.01%          1.31%            -                1.31%
------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------

------------------------------------------------ ---------------- -------------- -------------- --------------- --------------------
Wanger U.S. Smaller Companies                         0.93%           0.05%          0.99%            -                 0.99%
------------------------------------------------ ------------------------------- ---------------------------------------------------
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The  above  portfolio  expenses  were  provided by the  portfolios.  We have not independently  verified  the  accuracy of the  information.
--------

1 The Fund's Primary Shares did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

2 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waiver of fund expenses was 0.25%. After the waiver, the total actual annual fund operating expenses were 0.75%.

3 The Adviser voluntarily reimbursed certain operating expenses of the Fund. This voluntarily reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.67% for the fiscal year ended December 31, 2003.

4 The Fund did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


5 Although not contractually obligated to do so, the Adviser and shareholder services provider reimbursed and waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waivers and reimbursement of fund expenses was 0.33%. After the waivers and reimbursement, the total actual annual fund operating expenses were 1.02%.

6 ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


7 ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 5, 2004. The expense limit is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC, or upon termination of the investment management agreement.


Explanation of Expense Table
1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Expense Table reflects expenses of the Separate Account as well as the portfolios. Changes to the portfolio expenses affect the results of the expense Examples in your prospectus and any previous supplements. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.
2. There are situations where all or some of the owner transaction expenses do not apply. See "Deductions Under the Contracts" for a complete discussion.